Condensed Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Cash Flows [Abstract]
Purchase of businesses, cash acquired	$ 1.0	$ 1.7	$ 90.5